PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Jul. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	July 31, 2021	April 30, 2021

Furniture and Fixtures	$1,180,675	$1,180,675
Less: Accumulated Depreciation	(60,080)	(45,060)
Net Property and Equipment	$1,120,595	$1,135,615